Share-based compensation arrangements - Summary of fair value of share options (Details) - At fair value [member] - Discounted cash flow [member]	Jun. 30, 2025 Y $ / shares
Fair value of the Company's ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the Company's ordinary shares | $ / shares	$ 5.53
Expected volatility [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	52.6
Exercise multiple [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	2.8
Expected dividends [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	0
Risk-free interest rate (per annum) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	4.52
Expected term [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input | Y	10